Expense Example - Prospectus-Institutional Class - Payden/Kravitz Cash Balance Plan Fund - Institutional Class	Feb. 28, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	367
Expense Example, with Redemption, 5 Years	657
Expense Example, with Redemption, 10 Years	$ 1,485